INVESTMENTS (Details 3)	1 Months Ended			12 Months Ended		1 Months Ended
	Dec. 31, 2013 eHi USD ($)	Oct. 31, 2013 Easy Go USD ($)	Nov. 30, 2010 Dining Secretary USD ($)	Dec. 31, 2013 Dining Secretary USD ($)	Dec. 31, 2013 Dining Secretary CNY	Jun. 30, 2013 Happy City USD ($)
Investment
Percentage of equity interest acquired	19.60%	20.00%				33.00%
Total consideration of acquisition	$ 94,050,000	$ 23,000,000	$ 10,000,000			$ 6,000,000
Decrease in fair value of the investment recorded in other comprehensive income				$ 700,000	4,300,000